SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents (in months)	3M
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum (in months)	30M
Period when vessels are required to be drydocked, maximum (in months)	60M
Segments [Abstract]
Number of operating segment	1
Number of types of vessel	1
Geographical Segment [Abstract]
Total number of vessels	20	17	15
Share-based compensation [Abstract]
Number of individual deferred compensation agreements	2
Vessels [Member]
Vessels, net [Abstract]
Estimated useful life (in years)	25
Ballast Tank [Member]
Vessels, net [Abstract]
Estimated useful life (in years)	8